Other current receivables (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Input VAT	€ 11,017	€ 11,434
Payment solutions receivables	20,760	10,327
Advances and deposits	7,861	3,903
Withholding taxes	1,980	3,064
Government grants	1,290	1,260
Derivative financial instruments	1,684	107
Other current receivables	4,322	1,274
Other current receivables	€ 48,914	€ 31,369